Non-controlling interests - Change by subsidiary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interests
Increases or ( ) decreases due to business combinations	€ (601)	€ (39)	€ (197)
Metrovacesa, S.A.
Non-controlling interests
Decrease in minority interest due to loss of control	826
Santander Consumer USA Holdings Inc.
Non-controlling interests
Percentage of voting equity interests acquired		9.65%
Increases or ( ) decreases due to business combinations		€ (492)
Non-Controlling interest | Metrovacesa, S.A.
Non-controlling interests
Decrease in minority interest due to operations		621	621
Non-Controlling interest | Remaining Geographies in PSA - Netherlands, Belgium, Italy, Germany, Brazil and Poland
Non-controlling interests
Increase in minority interest due to remaining geographies included in PSA framework agreement		410
Non-Controlling interest, Other elements
Non-controlling interests
Increases or ( ) decreases due to business combinations	€ (660)	€ (39)	€ (197)